Balances and Transactions with Related Parties and Affiliated Companies - Schedule of Balances and Transactions with Related Parties and Affiliated Companies (Detail) - MXN ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets (current included in accounts receivable)
Current and non-current receivables	$ 1,358	$ 1,838
Liabilities (current included in suppliers and other liabilities and loans)
Other payables	400	802
Trade payable	1,838	3,273
FEMSA and Subsidiaries
Assets (current included in accounts receivable)
Due from related party	867	1,460
Liabilities (current included in suppliers and other liabilities and loans)
Due to related party	654	1,275
The Coca-Cola Company
Assets (current included in accounts receivable)
Due from related party	491	378
Liabilities (current included in suppliers and other liabilities and loans)
Due to related party	$ 784	$ 1,196